PROFIT FOR THE YEAR (Tables)	12 Months Ended
Dec. 31, 2025
PROFIT FOR THE YEAR
Schedule of Group's profit by year

	2023	2024	2025
	USD’000	USD’000	USD’000
Depreciation of property, plant and equipment	42,742	43,939	43,642
Depreciation of right-of-use assets	35,709	36,910	38,902
Amortization of intangible assets	106	123	107
Total depreciation and amortization	78,557	80,972	82,651

Property and equipment rentals:
– Premises and equipment (short-term leases)	448	2,307	2,928
– Restaurants
– Variable lease payments (Note 14)	3,420	4,005	4,070
Subtotal	3,868	6,312	6,998
Other rental related expenses	13,293	13,824	17,237
Total rentals and related expenses	17,161	20,136	24,235

Directors’ emoluments	2,155	1,572	1,821
Other staff costs:
Salaries and other allowances	205,633	236,923	259,579
Employee welfare	7,240	8,459	10,750
Retirement benefit contributions	11,005	12,339	13,205
Total staff costs	226,033	259,293	285,355
Note:	The variable lease payments refers to the property rentals based on pre-determined percentages of revenue less minimum rentals of the respective leases.